MAIN ACCOUNTING PRACTICES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance, amount	$ (4,873,206)	$ (4,737,033)
NET LOSS FOR THE YEAR	(1,092,374)	(1,627,821)
Currency Translation Adjustments	(827,487)	1,491,647
(8154348)	(6,793,068)	(4,873,206)
Adjustment [Member]
Balance, amount	(1,166,238)	(1,140,815)
NET LOSS FOR THE YEAR		(25,423)
Currency Translation Adjustments		0
(8154348)		(1,166,238)
Prior [Member]
Balance, amount	(3,706,969)	(3,596,218)
NET LOSS FOR THE YEAR		(1,602,398)
Currency Translation Adjustments		1,491,647
(8154348)		(3,706,969)
Restated [Member]
Balance, amount	$ (4,873,206)	(4,737,033)
NET LOSS FOR THE YEAR		(1,627,821)
Currency Translation Adjustments		1,491,647
(8154348)		$ (4,873,206)